BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Dynamic Allocation V.I. Fund

(the “Fund”)

Supplement dated October 29, 2018

to the Prospectus and Statement of Additional Information,

each dated May 1, 2018, as supplemented to date

Effective as of October 29, 2018, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the Prospectus, exceed a certain limit for the Fund’s Class I and Class III Shares. Accordingly, effective October 29, 2018, the Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock iShares® Dynamic Allocation V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.79%	0.85%
Miscellaneous Other Expenses	0.79%	0.85%
Other Expenses of the Subsidiary[2]	—	—
Acquired Fund Fees and Expenses[3]	0.21%	0.21%
Total Annual Fund Operating Expenses[3]	1.15%	1.46%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.75)%	(0.81)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.40%	0.65%

[1]

The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC (“BlackRock”) or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates.

[2]	Other Expenses of iShares Dynamic Allocation V.I. Fund (Cayman) (the “Subsidiary”) were less than 0.01% for the most recent fiscal year.

[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.19% (for Class I Shares) and 0.44% (for Class III Shares) of average daily net assets through April 30, 2021. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$41	$212	$483	$1,259
Class III Shares	$66	$298	$638	$1,602

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

The first paragraph in the section of the Prospectus entitled “Other Important Information – Class I Shares – Management of the Funds – BlackRock – BlackRock iShares® Alternative Strategies V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

The contractual caps table in the section of the Prospectus entitled “Other Important Information – Class I Shares – Management of the Funds – BlackRock,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
iShares® Dynamic Allocation V.I. Fund	0.19%	—

[1]

The contractual caps for the Fund are in effect through April 30, 2021. The contractual agreement may be terminated, with respect to the Fund, upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The first paragraph in the section of the Prospectus entitled “Other Important Information – Class III Shares – Management of the Funds – BlackRock – BlackRock iShares® Alternative Strategies V.I. Fund

and BlackRock iShares® Dynamic Allocation V.I. Fund,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

The contractual caps table in the section of the Prospectus entitled “Other Important Information – Class III Shares – Management of the Funds – BlackRock,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
iShares® Dynamic Allocation V.I. Fund	0.44%	—

[1]

The contractual caps for the Fund are in effect through April 30, 2021. The contractual agreement may be terminated, with respect to the Fund, upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The section of the Statement of Additional Information entitled “IV. Management and Advisory Arrangements – (BlackRock iShares® Alternative Strategies V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund),” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The first two paragraphs in the section of the Statement of Additional Information entitled “IV. Management and Advisory Arrangements – BlackRock Managed Volatility V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund,” solely as they relate to the Fund, are deleted in their entirety and replaced with the following:

With respect to Class I shares of the Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.19% of average daily net assets for iShares® Dynamic Allocation V.I. Fund.

With respect to Class III shares of the Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses, and excluding Distribution Fees) to 0.44% of average daily net assets for Class III shares of iShares® Dynamic Allocation V.I. Fund.

Shareholders should retain this Supplement for future reference.

PRSAI-VARDAVI-1018SUP